Long-Term Investments (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 10, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Investments (Details) [Line Items]
Percentage of common stock shares	70.00%
Purchase additional shares (in Shares)		317,000	317,000
Additional shares issued (in Shares)		75,000
Prepayment for long-term investments (in Dollars)		$ 663,798	$ 684,720
BioFirst [Member]
Long-Term Investments (Details) [Line Items]
Percentage of common stock shares		15.99%	15.99%	15.99%
Additional shares issued (in Shares)		663,798	684,720
Sale of common stock, description				the Company sold 218,000 shares of common stock of BioHopeKing Corporation at price of NT$24, equivalent $0.85, to several individuals, and the percentage of ownership decreased to 5.90% as of December 31, 2020. As a result of the transactions, the Company recognized investment loss of $40,589 and impairment loss of $961,217 for the year ended December 31, 2020.
Rgene [Member]
Long-Term Investments (Details) [Line Items]
Percentage of common stock shares		31.62%	31.62%	31.62%